Stock-Based Compensation - Outstanding and Exercisable Options under 2001 Equity Incentive Plan and Long-Term Incentive Plan (Detail) (AUD)	12 Months Ended
Mar. 31, 2013
Options Outstanding and Exercisable, Number	5,156,136
Options Outstanding and Exercisable, Aggregate Intrinsic Value	10,667,605
Weighted Average Exercise Price 5.99 [Member]
Options Outstanding and Exercisable, Number	285,750
Options Outstanding and Exercisable, Weighted Average Remaining Life	1 year 8 months 12 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	5.99
Options Outstanding and Exercisable, Aggregate Intrinsic Value	1,148,715
Weighted Average Exercise Price 6.30 [Member]
Options Outstanding and Exercisable, Number	93,000
Options Outstanding and Exercisable, Weighted Average Remaining Life	1 year 10 months 24 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	6.30
Options Outstanding and Exercisable, Aggregate Intrinsic Value	345,030
Weighted Average Exercise Price 6.38 [Member]
Options Outstanding and Exercisable, Number	624,254
Options Outstanding and Exercisable, Weighted Average Remaining Life	4 years 8 months 12 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	6.38
Options Outstanding and Exercisable, Aggregate Intrinsic Value	2,266,042
Weighted Average Exercise Price 7.05 [Member]
Options Outstanding and Exercisable, Number	298,000
Options Outstanding and Exercisable, Weighted Average Remaining Life	8 months 12 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	7.05
Options Outstanding and Exercisable, Aggregate Intrinsic Value	882,080
Weighted Average Exercise Price 7.83 [Member]
Options Outstanding and Exercisable, Number	932,502
Options Outstanding and Exercisable, Weighted Average Remaining Life	4 years 4 months 24 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	7.83
Options Outstanding and Exercisable, Aggregate Intrinsic Value	2,032,854
Weighted Average Exercise Price 8.40 [Member]
Options Outstanding and Exercisable, Number	1,515,530
Options Outstanding and Exercisable, Weighted Average Remaining Life	3 years 7 months 6 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	8.40
Options Outstanding and Exercisable, Aggregate Intrinsic Value	2,440,003
Weighted Average Exercise Price 8.90 [Member]
Options Outstanding and Exercisable, Number	1,392,100
Options Outstanding and Exercisable, Weighted Average Remaining Life	2 years 8 months 12 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	8.90
Options Outstanding and Exercisable, Aggregate Intrinsic Value	1,545,231
Weighted Average Exercise Price 9.50 [Member]
Options Outstanding and Exercisable, Number	15,000
Options Outstanding and Exercisable, Weighted Average Remaining Life	2 years 10 months 24 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	9.50
Options Outstanding and Exercisable, Aggregate Intrinsic Value	7,650
Exercise Price 7.94 [Member]
Options Outstanding and Exercisable, Weighted Average Remaining Life	3 years 3 months 18 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	7.94